Marketable Securities	6 Months Ended
Jun. 30, 2025
Marketable Securities [Abstract]
Marketable securities

Note 4. Marketable securities

Marketable securities consisted of the following:

	As of June 30, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Unaudited)
Corporate bond	$83,335	$144	$(24)	$83,455
Agency bond	57,546	23	(43)	57,526
Treasury bills	24,846	—	(14)	24,832
US Government bond	66,622	142	(8)	66,756
Total	$232,349	$309	$(89)	$232,569

	As of December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bond	$50,543	$73	$(6)	$50,610
Agency bond	60,575	121	(59)	60,637
Treasury bills	972	—	(3)	969
US Government bond	26,177	48	(22)	26,203
Total	$138,267	$242	$(90)	$138,419

As of June 30, 2025 and December 31, 2024, no continuous unrealized losses for twelve months or greater were identified.

The following table summarizes the Company’s marketable securities by contractual maturities:

	June 30, 2025	December 31, 2024
	(Unaudited)
Due in 1 year or less	$146,908	$101,818
Due in 1 year through 2 years	85,661	36,601
Total	$232,569	$138,419